Financial Instruments - Summary of Movement in Allowance for Doubtful Debts in Respect of Trade and Other Receivables (Detail) - Trade and other receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets at beginning of period	$ 2,544	$ 1,515
Acquisition through business combination		182
Allowance for doubtful debts	150	973
Amounts written off against the allowance	(1,102)	(145)
Effects of movement in exchange rate	(13)	19
Allowance account for credit losses of financial assets at end of period	$ 1,579	$ 2,544